Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment
Property, Plant and Equipment

16.	Property, Plant and Equipment

16.1	Property, plant and equipment by asset class

Consolidated		Accumulated			Accumulated
	Cost	depreciation	12.31.2023	Cost	depreciation	12.31.2022
In service
Reservoirs, dams and aqueducts	8,201,193	(5,068,855)	3,132,338	8,200,744	(4,925,970)	3,274,774
Machinery and equipment	9,790,697	(3,087,977)	6,702,720	8,951,061	(3,060,695)	5,890,366
Buildings	2,009,061	(1,176,398)	832,663	2,001,801	(1,160,549)	841,252
Land	499,020	(69,256)	429,764	510,681	(59,157)	451,524
Vehicles and aircraft	13,056	(11,120)	1,936	35,457	(33,115)	2,342
Furniture and fixtures	14,296	(8,570)	5,726	17,007	(10,871)	6,136
(-) Impairment (16.4)	(674,077)	-	(674,077)	(785,205)	-	(785,205)
(-) Special Obligations	(6,877)	510	(6,367)	(748)	330	(418)
	19,846,369	(9,421,666)	10,424,703	18,930,798	(9,250,027)	9,680,771

In progress
Cost	415,597	-	415,597	575,080	-	575,080
(-) Impairment (16.4)	(14,879)	-	(14,879)	(186,383)	-	(186,383)
	400,718	-	400,718	388,697	-	388,697
	20,247,087	(9,421,666)	10,825,421	19,319,495	(9,250,027)	10,069,468

On March 25, 2023, after the end of the scheduled stoppage for inspection of the generating unit 3 of HPP GBM, a plant belonging to FDA, subsidiary of Copel GET, an isolated fault was identified in the upper wear ring of the turbine rotor. The recovery procedures were completed in December 2023 and the installation of the equipment at the plant is underway, with the generating unit expected to return to operation by April 2024

On June 07, 2023, the generating center (Stream Diver) of the SHP Bela Vista was cleared for commercial operation, completing 100% of the project. However, the three generating units went into commercial operation in 2021.

16.2	Changes in property, plant and equipment

Consolidated		Additions / Impairment				Business	Reclassification (a)
	Balance as of			Loss on		combination		Balance as of
	January 1, 2023		Depreciation	disposal	Transfers	effects (Note 1.2)		December 31, 2023
In service
Reservoirs, dams and aqueducts	3,274,774	-	(142,902)	(14)	480	-	-	3,132,338
Machinery and equipment	5,890,366	-	(389,646)	(2,555)	294,149	1,139,428	(229,022)	6,702,720
Buildings	841,252	-	(36,707)	(517)	37,804	-	(9,169)	832,663
Land	451,524	-	(10,173)	(647)	4,109	-	(15,049)	429,764
Vehicles and aircraft	2,342	-	(458)	(1)	53	-	-	1,936
Furniture and fixtures	6,136	-	(603)	(393)	689	5	(108)	5,726
(-) Impairment (16.4)	(785,205)	282,632	-	-	(171,504)	-	-	(674,077)
(-) Special Obligations	(418)	-	246	-	(6,297)	-	102	(6,367)
	9,680,771	282,632	(580,243)	(4,127)	159,483	1,139,433	(253,246)	10,424,703
In progress
Cost	575,080	172,410	-	(7,590)	(331,473)	47,675	(40,505)	415,597
(-) Impairment (16.4)	(186,383)	-	-	-	171,504	-	-	(14,879)
	388,697	172,410	-	(7,590)	(159,969)	47,675	(40,505)	400,718
	10,069,468	455,042	(580,243)	(11,717)	(486)	1,187,108	(293,751)	10,825,421
(a)	Reclassification to Assets classified as held for sale (Note 39).

Consolidated		Additions / Impairment
	Balance as of			Loss on		Balance as of
	January 1, 2022		Depreciation	disposal	Transfers	December 31, 2022
In service
Reservoirs, dams and aqueducts	3,385,063	-	(149,331)	-	39,042	3,274,774
Machinery and equipment	5,569,575	-	(333,396)	(29,678)	683,865	5,890,366
Buildings	867,833	-	(35,834)	(333)	9,586	841,252
Land	459,118	-	(10,111)	(381)	2,898	451,524
Vehicles and aircraft	1,115	-	(389)	-	1,616	2,342
Furniture and fixtures	5,434	-	(584)	(111)	1,397	6,136
(-) Impairment (16.4)	(710,509)	(74,696)	-	-	-	(785,205)
(-) Special Obligations	(502)	-	125	-	(41)	(418)
	9,577,127	(74,696)	(529,520)	(30,503)	738,363	9,680,771
In progress
Cost	752,846	559,318	-	(12,338)	(724,746)	575,080
(-) Impairment (16.4)	(187,382)	999	-	-	-	(186,383)
	565,464	560,317	-	(12,338)	(724,746)	388,697
	10,142,591	485,621	(529,520)	(42,841)	13,617	10,069,468

During the construction phase, loans, financing and debentures costs are capitalized. In 2023, these costs totaled R$2,355, at an average rate of 0.051% p.a. (R$13,468, at an average rate of 0.32% p.a., in 2022).

16.3	Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2023	12.31.2022
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,888	859,882
(-) Accumulated depreciation		2.74	(313,253)	(288,728)
In progress			20,447	19,899
			567,082	591,053
HPP Baixo Iguaçu	30.0
In service			697,225	693,487
(-) Accumulated depreciation		3.29	(110,039)	(87,278)
In progress			42,989	55,863
			630,175	662,072
			1,197,257	1,253,125

16.4	Impairment of generation segment assets

Based on the analysis of impairment indicators, assumptions representing the best estimates of the Company's Management, the methodology provided for in IAS 36 and the measurement of value in use, the cash-generating units in the electricity generation segment were tested.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set and updated considering the WACC (Weighted Average Cost of Capital) and CAPM (Capital Asset Pricing Model) methodologies, by font type, for the generation segment, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company Management. In the same framework, external references such as level of consumption of electric power and the availability of water resources support the key information about estimated cash flows.

Several assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

The tests considered the following key assumptions:

•	Growth compatible with historical data and perspective for the Brazilian economy growth;

•	Updated after-tax discount rates, specific for each type of source tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;

•	Projected revenue in accordance with the agreements in force and future market expectations, without any expectation for renewal of concession/authorization;

•	Expenses broken into cash generating units, projected in view of the budget approved by the Company;

•	Updating of regulatory charges.

The Company has considered each of its generation projects as an independent cash-generating unit. The projects with impairment balances recorded on December 31, 2023 are the following:

Consolidated			Property, Plant and Equipment	Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,580,309	(386,847)	(498,906)	1,694,556
Consórcio Tapajós (a)	14,879	-	(14,879)	-
Power plants in Paraná	462,999	(157,542)	(175,171)	130,286
	3,058,187	(544,389)	(688,956)	1,824,842

(a)	Project under development

The table below shows the changes in the impairment:

Consolidated	Balance as of	Impairment / Reversal	Balance as of	Impairment / Reversal	Transfer	Balance as of
	January 1, 2022		December 31, 2022			December 31, 2023
In service
HPP Colíder	(639,529)	6,970	(632,559)	133,653	-	(498,906)
UEGA (Note 39)	-	(108,132)	(108,132)	108,132	-	-
Power plants in Paraná	(70,980)	26,466	(44,514)	40,847	(171,504)	(175,171)
	(710,509)	(74,696)	(785,205)	282,632	(171,504)	(674,077)
In progress
Consórcio Tapajós	(14,879)	-	(14,879)	-	-	(14,879)
Power plants in Paraná	(172,503)	999	(171,504)	-	171,504	-
	(187,382)	999	(186,383)	-	171,504	(14,879)
	(897,891)	(73,697)	(971,588)	282,632	-	(688,956)

The transfer presented in the table above refers to the reclassification of the accumulated impairment balance of TPP Figueira, made after the completion of the modernization work and the plant's entry into commercial operation.

16.4.1	HPP Colíder and hydro plants in Paraná

In December 2023, the calculation of value in use considered the Company's assumptions and budgets and the after-tax discount rate of 5.43% p.a. (in 2022, 5.71% p.a.), which derives from the WACC methodology for the electricity generation segment for water sources. The increase in regulatory charges offset by the improvement in revenue estimates from the sale of electricity and also by the reduction in operating costs and reduction in the discount rate, impacted the partial reversal of the impairment balance recorded in previous periods.

16.4.2	TPP Figueira

In December 2023, the calculation of value in use considered the Company's assumptions and budgets, the after-tax discount rate of 5.74% p.a. (in 2022, 6.23% p.a.) which derives from the WACC methodology for the electrical energy generation segment for thermal sources, the balance of unconsumed coal to be reimbursed by the CDE account and the review of operating costs. The review of this set of assumptions impacted the partial reversal of the impairment balance recorded in previous periods.

16.4.3	Cash generating units that do not show reversal or provision for impairment

The plants that did not suffer impairment have a recoverable value greater than the book value of the property, plant and equipment assets. The following table presents the percentage in which the recoverable value (“RV”) exceeds the book value (“BV”) of the assets and demonstrates the sensitivity analysis increasing by 5% and 10% the discount rate for assessing the risk of impairment of each plant.

Cash-generating units	Discount		RV/BV-1	RV/BV-1	Impairment Risk
	rate	RV/BV-1	(5% Variation)	(10% Variation)
Wind power Assets
São Bento Complex (a)	8.17%	78.56%	73.72%	69.09%	-
Brisa I Complex (b)	8.17%	74.49%	69.45%	64.64%	-
Brisa II Complex (c)	8.17%	72.24%	66.94%	61.89%	-
Bento Miguel Complex (d)	8.17%	27.10%	23.11%	19.34%	-
Cutia Complex (e)	8.17%	21.56%	18.06%	14.72%	-
Jandaíra Complex (f)	5.29%	33.62%	29.80%	26.16%	-
Vilas Complex (g)	4.94%	46.42%	42.02%	37.81%	-
Aventura Complex (h)	4.66%	22.96%	19.44%	16.07%	-
Santa Rosa e Novo Mundo Complex (i)	4.66%	15.95%	12.71%	9.61%	-
Hydric Assets
Foz do Areia	5.43%	12.36%	12.21%	12.07%	-
Segredo	5.43%	51.94%	49.82%	47.73%	-
Caxias	5.43%	49.54%	47.36%	45.22%	-
Chaminé	5.43%	4.85%	4.02%	3.21%	-
Apucaraninha	5.43%	8.91%	8.25%	7.61%	-
Mauá	5.43%	127.13%	122.18%	117.41%	-
Cavernoso II	5.43%	43.05%	39.63%	36.34%	-
Bela Vista	7.66%	75.43%	69.25%	63.43%	-
Elejor	7.00%	7.21%	4.67%	2.22%	-

(a)	GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b)	Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c)	Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d)	São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e)	Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f)	Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g)	Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.
(h)	Aventura II, Aventura III, Aventura IV, Aventura V wind farms.
(i)	Santa Rosa e Mundo Novo - SRMN: SRMN I, SRMN II, SRMN III, SRMN IV e SRMN V wind farms.

16.5 Depreciation rates

Depreciation rates (%)	12.31.2023	12.31.2022	12.31.2021
Average generation segment rates (Note 16.5.1)
General equipment	6.24	6.25	6.25
Machinery and equipment	3.87	3.68	3.68
Generations	3.42	3.42	3.42
Reservoirs, dams and ducts	2.64	2.67	2.56
Hydraulic turbines	2.88	2.89	2.90
Wind power plant unit	4.94	4.94	4.98
Buildings	3.05	3.07	3.15
Average rates for central government assets
Buildings	3.33	3.33	3.33
Machinery and office equipment	6.25	6.25	6.27
Furniture and fixtures	6.27	6.25	6.30
Vehicles	14.29	14.29	14.29

16.5.1 Assets with depreciation rates limited to the concession term

The assets of the original project of the Mauá, Colíder, Baixo Iguaçu, Cavernoso II plants and SHP Bela Vista, of Copel GeT, and of the Santa Clara and Fundão plants, of Elejor, are considered by the Granting Authority, without full guarantee of indemnification for their residual value at the end of the concession term. This interpretation is based on the Concessions Law No. 8,987/1995 and Decree No. 2,003/1996, which regulate the generation of electricity by independent generators. Accordingly, from the entry into operation of these assets, including land, depreciation is recognized at the highest rate among that determined by the useful lives of the assets or the rate calculated based on the concession period.

As provided for in the concession contracts, subsequent investments not foreseen in the original project, as long as approved by the Granting Authority and not yet amortized, will be indemnified at the end of the concession period and depreciated at the rates established by the useful lives of the assets, as from the date of their entry in operation.

In the same way, wind generation assets, whose energy produced is intended for sale in the Independent Electric Energy Production modality, as established in articles 12, 15 and 16 of Law No. 9,074/1995, are also depreciated at the highest rate between the one determined by the useful life of the assets or the rate calculated based on the authorization period.